LOSS BEFORE INCOME TAX (Schedule of Group's Loss Before Tax from Continuing Operations) (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Crediting:
Interest income on bank deposits | ¥			¥ 9	¥ 4
Charging:
Cost of sales | ¥			6,844	1,377
Finance costs | ¥	[1]		13	41
Employee benefit expenses | ¥			632	859
Depreciation and amortization:
- Property, plant and equipment | ¥			32	31
- Right-of-use assets | ¥			577	611
Lease payments not included in the measurement of lease liabilities | ¥			¥ 33	¥ 15
USD [Member]
Crediting:
Interest income on bank deposits | $		$ 1
Charging:
Cost of sales | $		969
Finance costs | $	[1]	2
Employee benefit expenses | $		90
Depreciation and amortization:
- Property, plant and equipment | $		5
- Right-of-use assets | $		82
Lease payments not included in the measurement of lease liabilities | $		$ 5

[1]	Finance costs from operations mainly represented bank charges and interest on lease liabilities. The amounts of bank charges were CNY4.00 and CNY4.00 (US$1.00), and the interest on lease liabilities amounted to CNY37.00 and CNY9.00 (US$1.00), for the six months ended June 30, 2019 and 2020, respectively.